DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
DERIVATIVE FINANCIAL INSTRUMENTS	DERIVATIVE FINANCIAL INSTRUMENTS
Net fair values of derivative financial instruments
The net fair values of derivative financial instruments at December 31, 2022 and 2021 were as follows:

	As of December 31,
	2022	2021

Contracts with positive fair value
Foreign exchange contracts	227	4,353

	227	4,353

Contracts with negative fair value
Interest rate swap contracts	(1)	(163)
Commodity contracts	(504)	—
Foreign exchange contracts	—	(1,726)

	(505)	(1,889)
Derivative financial instruments breakdown is as follows:
(a) Interest rate contracts
Fluctuations in market interest rates create a degree of risk by affecting the amount of the Company’s interest payments and the value of its floating-rate debt. As of December 31, 2022, most of the Company’s long-term borrowings were at variable rates.

During 2012 and 2013, Tenigal entered into several forward starting interest rate swap agreements in order to fix the interest rate to be paid over an aggregate amount of $100 million, at an average rate of 1.92%. As of December 31, 2022, there are no outstanding balances. These agreements became effective during July 2014, were due in July 2022 and were accounted for as cash flow hedges. As of December 31, 2022, there is no cash flow hedge reserve outstanding related to these agreements.

Changes in fair value of derivative instruments designated as cash flow hedges for each of the years presented are included below:

	Cash flow hedges
	Gross amount	Income tax	Total

At December 31, 2020	(338)	103	(235)

(Decrease) / Increase	—	—	—
Reclassification to income statement	278	(83)	195

At December 31, 2021	(60)	20	(40)

(Decrease) / Increase	1	(1)	—
Reclassification to income statement	59	(19)	40

At December 31, 2022	—	—	—
21.    DERIVATIVE FINANCIAL INSTRUMENTS (continued)
(b) Foreign exchange contracts
From time to time, Ternium’s subsidiaries enter into derivative agreements to manage their exposure to currencies other than the $, in accordance with the Company’s policy for derivative instruments.
During 2022, 2021 and 2020, Ternium Argentina entered into several non-deliverable forward agreements in order to manage the exchange rate exposure generated by Argentine peso-denominated financial assets and liabilities. As of December 31, 2022, there is no outstanding notional amount in Argentine pesos.

Furthermore, during 2022, 2021 and 2020, Ternium Colombia S.A.S. has entered into non-deliverable forward agreements to manage the exposure of certain actual and future trade receivables denominated in its local currency. As of December 31, 2022, the notional amount on these agreements amounted to $90.6 million.
During 2022, 2021 and 2020, Ternium Mexico entered into several forward agreements mainly to manage the exchange rate exposure generated by future payables in EUR related to the investment plan in Pesquería and other standard liabilities in EUR . Furthermore, a minor part of the forward agreements were carried out in order to manage the exchange rate exposure arising from sales in EUR. As of December 31, 2022, the aggregate notional amount on these agreements amounted to $28.5 million.
Furthermore, during 2022, Ternium Mexico has entered into non-deliverable forward agreements to manage the exposure of certain tax credits denominated in its local currency. As of December 31, 2022, the notional amount on these agreements amounted to $ 120.0 million.
During 2021 and 2020, Ternium Investments S.à r.l., entered into several forward agreements in order to manage the exchange rate exposure generated by the consolidated financial position in EUR. As of December 31, 2022 there is no outstanding notional amount in EUR. In addition, during 2021 and 2020, Ternium Investments S.à r.l. entered into non-deliverable forward agreements to manage the exchange rate exposure generated by actual and future trade receivables denominated in Colombian pesos related to the commissioning of the plant and the business of its subsidiary, Ternium del Atlántico. As of December 31, 2022, there is no outstanding notional amount in Colombian pesos.
The net fair values of the exchange rate derivative contracts as of December 31, 2022 and 2021 were as follows:

			Fair value at December 31,
Currencies	Contract	Notional amount	2022	2021

EUR/$	Forward - Buy EUR	26.8 million EUR	258	245
COP/$	ND Forward - Sell COP	441.8 billion COP	227	4,038
MXN/$	ND Forward - Sell MXN	2.4 billion MXN	(258)	—
EUR/$	Forward - Sell EUR	3.0 million EUR	—	70
ARS/$	ND Forward - Buy ARS	10.9 billion ARS	—	(1,726)

			227	2,627
COP: Colombian pesos; EUR: Euros; $: U.S. dollars; ARS: Argentine pesos; MXN: Mexican pesos.

c) Commodities contracts
During 2022, Ternium Mexico entered into swap agreements to manage the impact of the fluctuation of zinc price when manufacturing galvanized products. As of December 31, 2022, Ternium Mexico several agreements outstanding with an aggregate notional amount of $5.8 million.